Consolidated Statements of Comprehensive Loss - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Loss for the period	SFr (88,802)	SFr (38,698)	SFr (18,552)
Items that will not be reclassified to profit or loss
Actuarial gains/(losses) of defined benefit plans	(808)	744	88
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences	(5,005)	3	(28)
Foreign currency translation differences recycling	4,978
Other comprehensive profit/(loss) for the period	(835)	747	60
Total comprehensive loss for the period	SFr (89,637)	SFr (37,951)	SFr (18,492)